Share-based compensation costs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation costs [Line Items]
Employees of the controlling company	₩ 4,670	₩ 1,072	₩ 2,006
Employees of the subsidiaries	32,634	9,510	17,166
Total	37,304	10,582	19,172
4th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company		0	67
Employees of the subsidiaries		(14)	413
Total		(14)	480
5th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company	0	0	48
Employees of the subsidiaries	9	(19)	757
Total	9	(19)	805
6th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company	(3)	(23)	26
Employees of the subsidiaries	(15)	(139)	159
Total	(18)	(162)	185
7th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company	(5)	(59)	83
Employees of the subsidiaries	(6)	(86)	120
Total	(11)	(145)	203
Performance shares
Share-based compensation costs [Line Items]
Employees of the controlling company	4,678	1,154	1,782
Employees of the subsidiaries	32,646	9,768	15,717
Total	₩ 37,324	₩ 10,922	₩ 17,499